MEEDER FUNDS
6125 Memorial Drive
Dublin, OH 43017
(614) 766-7000

December 10, 2015

Ms. Deborah O’Neal –Johnson
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Meeder Funds (Commission File Nos. 2-85378 and 811-3462)
Post Effective Amendment to Registration Statement on Form N-1A

Dear Ms. O’Neal-Johnson:

On behalf of the Meeder Funds, a Massachusetts business trust (the “Trust”), I am filing Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with Exhibits under the Investment Company Act of 1940 (the “1940 Act”) and Rule 485(a) under the Securities Act of 1933 (the “1933 Act”)

On December 3, 2015 and again on December 9, 2015, we discussed your comments and questions related to our October 23, 2015 filing. Our response to your comments and questions is as follows:

1.	On Page 4, the Fee Table correctly reflects the fees applicable to the Institutional Class of shares.

2.	On Page 4, the Example shown complies with Item 3 of Form N-1A.

3.	On Page 5, as we discussed, Fund will continue to have a concentration policy which permits the Fund to invest more than 25% of its total assets in securities of public utility companies. This language is consistent with the language in the Statement of Additional Information.

4.	On Page 5, the Fund will invest in master limited partnerships and general partnerships. We have added additional disclosure to the Risks of Master Limited Partnerships section which describes information regarding general partnerships.

5.	On Page 4, the first sentence under Principal Investment Strategies describes what is considered to be infrastructure companies. Infrastructure includes water, gas, electric utilities, waste, communication and telecom, internet, energy midstream, roads and bridges, healthcare and technology facilities, transportation and logistics, and renewal energy companies, including their suppliers and subcontractors.

6.	On Page 4, The Acquired Fund Fees and Expenses will not be greater than one basis point and therefore is not included in the Fee Table.

7.	On Page 5, we have added language regarding notice to shareholders which is consistent with the language in the Statement of Additional Information.

8.	On Page 6, (as described in Item 3 above) the Fund will continue have a concentration in utilities, so the concentration policy language has not been changed.

9.	On Page 5, under Principal Risks, we have utility company risk as a principal risk and provided a description of such risk.

10.	On Page 7, we have reviewed the Fund’s disclosure regarding investment in derivative securities and we believe it is consistent with the July 30, 2010 Letter from Barry Miller to Karrie McMillan of the ICI.

11.	On Page 7, the Annual Total Returns section will include the bar chart in the printed version of the prospectus.

12.	On Page 10, under Investment Strategies, the term “junk bond” has been added following the reference to investment grade securities.

13.	On Page 11, the Concentration Risk section has been revised to indicate that the Fund “focuses its investments in the infrastructure and utilities industries”.

14.	On Page 39 of the Statement of Additional Information, we have revised the language regarding the non-fundamental concentration policy to clarify that the investment in infrastructure companies is a non-fundamental investment strategy.

Per our discussion, in a 2012 SEC submission, text regarding the Fund’s concentration policy was inadvertently removed from the Utilities and Infrastructure Fund section of the Statement of Additional Information. The text which was removed is in quotes as follows:

The fund may not:

“purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund may invest more than 25% of its total assets in securities of public utility companies”.

The deletion of this language was in error and came to our attention in September 2015. At that time, we completed a 497 filing in which the above quoted language was reinserted into the Statement of Additional Information. This filing was completed on September 14, 2015.

Following our discussion on December 3, 2015, it came to my attention that the above language was excluded unintentionally from the filing on October 23, 2015. This language has been inserted into the Statement of Additional Information and can be found as item 5 on page 40 of this filing.

Moreover, although this language was inadvertently removed in 2012, the Fund has continued to invest in accordance with this policy. For the avoidance of doubt, the Fund intends to maintain the investment in utilities as its fundamental concentration policy. The changes being made to the Fund are to its investment strategy and not to its concentration policy. Because the changes being made are to the Fund’s investment strategy and not to its concentration policy, we believe that such changes may be made without a shareholder vote.

The Registrant acknowledges:

1.	Should the Securities and Exchange Commission (“SEC”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.	The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Registrant may not assert this action as defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Thank you very much for your assistance with this filing. I would appreciate it if you would send a copy of any communication relating to this filing to my attention. If you have any questions or need additional information, please call me at 614-760-2129.

Very truly yours,

/s/ Maggie Bull
Maggie Bull